Financial risk management - Disclosure of Maturity Analysis for Derivative and Non-Derivative Financial Liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Other current liabilities	€ 38,048	€ 44,193	€ 45,236
Less than 3 months
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	0	110	5,176
Other non-current liabilities	0	0	0
Trade payables	103,457	99,067	137,005
Other current liabilities	14,987	19,798	21,956
Accrued liabilities	19,954	22,464	25,501
Total	138,398	141,439	189,638
Between 3 months and 1 year
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	20,075	20,302	15,584
Other non-current liabilities	0	0	0
Trade payables	62,646	48,410	82,838
Other current liabilities	10,978	14,196	14,753
Accrued liabilities	8,516	10,057	10,251
Total	102,215	92,965	123,426
Between 1 and 2 years
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	40,205	119,074	20,759
Other non-current liabilities	7,010	9,396	11,298
Trade payables	0	0	4,362
Other current liabilities	0	0	272
Accrued liabilities	0	0	83
Total	47,215	128,470	36,774
Between 2 and 5 years
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	738,955	678,269	645,015
Other non-current liabilities	22,555	18,903	15,913
Trade payables	0	0	6,873
Other current liabilities	0	0	(55)
Accrued liabilities	0	0	103
Total	761,510	697,172	667,849
Over 5 years
Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	0	0	0
Other non-current liabilities	142	1,175	2,540
Trade payables	0	0	6,241
Other current liabilities	0	0	1,197
Accrued liabilities	0	0	1,339
Total	€ 142	€ 1,175	€ 11,317